Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2015	2014
Revolving Credit Facility	$-	$210,000
8.5% Senior Unsecured Notes	63,250	-
Secured Term Loans	542,691	276,008
Total debt outstanding	$605,941	$486,008
Less related deferred financing costs	(5,870)	(1,752)
Total debt, net of deferred financing costs	$600,071	$484,256
Less: Current portion of long term debt, net of deferred financing costs current	(40,984)	(78,734)
Long-term debt, net of current portion and deferred financing costs, non-current	$559,087	$405,522

Schedule of Maturities of Long-term Debt [Table Text Block]
Period			Principal Repayment
January 1, 2016	to	December 31, 2016	$42,450
January 1, 2017	to	December 31, 2017	44,950
January 1, 2018	to	December 31, 2018	54,450
January 1, 2019	to	December 31, 2019	83,450
January 1, 2020	to	December 31, 2020	183,312
January 1, 2021	and thereafter		197,329
		Total	$605,941